Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited interim condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.  Interim results are not necessarily indicative of the results for the full year.  These financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2012 and notes thereto contained in the Company’s Annual Report on Form 10-K as filed with the SEC on April 16, 2013.

DEVELOPMENT STAGE COMPANY

 The Company is a development stage company as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-10 “Development Stage Entities.”  The Company is still devoting substantially all of its efforts on establishing the business and developing revenue generating opportunities through its planned principal operations. In the latter half of 2011, the Company’s principal sales operations began, however the Company has not recognized significant revenues during the subsequent period through September 30, 2013.  All losses accumulated since inceptions have been considered as part of the Company’s development stage activities.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and reporting period.  Accordingly, actual results could differ from those estimates.

LIQUIDITY

Historically, the Company has been dependent on debt and equity raised from individual investors to sustain its operations. The Company’s product has not been placed in enough locations nor have a sufficient number of plug-in electric vehicles been sold that utilize public charging stations to generate significant revenue. The Company has incurred recurring losses and used cash for operating activities and has negative working capital as of September 30, 2013. As of September 30, 2013, the Company had an accumulated deficit of $37,572,694. In addition, as of September 30, 2013, the Company had a net working capital deficit of $6,645,498. Management intends to raise additional funds in an equity financing transaction during the three months ending December 31, 2013.

There can be no assurance that the Company will be successful in obtaining such financing at the level needed for long-term operations or on terms acceptable to the Company. If the Company is not successful in obtaining sufficient financing, the Company’s ability to continue as a going concern is uncertain. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

PRINCIPLES OF CONSOLIDATION

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents in both the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows.  The Company has cash on deposit in several financial institutions which, at times, may be in excess of FDIC insurance limits.  Management has deemed this a normal business risk.

EV CHARGING STATIONS

EV charging stations represent the depreciable cost of charging devices that have been installed on the premises of participating owner/operator properties.  They are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of three years. Upon sale, replacement or retirement, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Condensed Consolidated Statements of Operations.  The Company held approximately $1,604,000 and $218,000 in EV charging stations that were not placed in service as of September 30, 2013 and December 31, 2012, respectively.  The Company will begin depreciating this equipment when installation is substantially complete. Depreciation for the three months and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 was $590,686, $70,944, $1,195,445, $154,328 and $1,559,363 respectively. The amounts for 2013 and September 2009 (inception) through September 30, 2013 include depreciation expense applicable to assets held for sale.

While the Company’s primary strategy is to earn revenue through the installation of EV charging stations, the Company will sell EV charging stations on occasion when the opportunity presents itself.

AUTOMOBILES

Automobiles are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of five years. Upon sale or retirement of automobiles, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Condensed Consolidated Statements of Operations.  The Company’s electrically-charged enabled automobile was placed in service in May 2012.  Depreciation for the three months and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 was $5,735, $5,735 $17,204, $9,558 and $32,496 respectively.

OFFICE AND COMPUTER EQUIPMENT

Office and computer equipment are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of five years. Upon sale or retirement, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Condensed Consolidated Statements of Operations. Depreciation for the three months and nine months ended September 30, 2013 and 2012 and for the period from September 3, 2009 (inception) through September 30, 2013 was $16,095, $3,060, $32,041, $8,733 and $58,646, respectively.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company has adopted paragraph 360-10-35-17 of the FASB ASC for its long-lived assets.  The Company’s long-lived assets, which include EV charging stations, office and computer equipment, automobile, intangible assets, and security deposits, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.  Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.  If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.  The Company determined that there were no impairments of long-lived assets as of September 30, 2013 or December 31, 2012.

INTANGIBLE ASSETS

The Company accounts for the fair value of intangible assets acquired as a result of the acquisition transactions completed during the nine month period ended September 30, 2013, pending finalization of a valuation, in the following manner :

Estimated Useful Life
Provider agreements for locations awaiting installation of EV charging stations	7 – 10 years
Awarded government grants for installation of EV charging stations	Upon invoicing grantor
Trademark	Indefinite
Present value of EV charging stations to be acquired in October 2016	Commencing in October 2016 and over the estimated remaining useful life at such time

GOODWILL

Goodwill represents the premium paid over the fair value of the intangible and net tangible assets acquired in business combinations. The Company is required to assess the carrying value of its reporting units that contain goodwill at least on an annual basis. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for each reporting unit. There have been no goodwill impairments through September 30, 2013.

DERIVATIVE INSTRUMENTS

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 810-10-05-4 and paragraph 815-40-25 of the FASB ASC. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the Condensed Consolidated Statements of Operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly.  The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, prepaid expenses, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company’s notes and convertible notes payable approximates the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement at September 30, 2013 and December 31, 2012.

The Company revalues its derivative liability at every reporting period and recognizes gains or losses in the Condensed Consolidated Statement of Operations that are attributable to the change in the fair value of the derivative liability.  The Company has no other assets or liabilities measured at fair value on a recurring basis.

REVENUE RECOGNITION

The Company  recognizes revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.  Accordingly, when a customer completes use of a charging station, the service can be deemed rendered and revenue is recognized based on the time duration of the session or the kilowatt hours drawn during the session.  Sales of EV stations are recognized upon shipment to the customer, F.O.B. shipping point.

Governmental grants and rebates pertaining to expense reimbursement are recognized as income when the related expense is incurred.  Government grants and rebates related to EV charging stations and their installation are deferred and amortized in a manner consistent with the recognition of the related depreciation expense of the related asset over their useful lives.

The Company entered into a joint marketing agreement with Nissan North America for which among other matters requires the Company to build, own, operate and maintain a network of 48 fast chargers throughout the United States and create an auto dealer network promotion and referral program so as to facilitate sales of electric vehicles to their potential customers. Payments received under the agreement on March 29, 2013 of $782,880 are deferred and will be recognized ratably over the life of the chargers. The Company identified the obligation to install and maintain the chargers and the obligation to create a referral and promotion program as separate elements under the agreement but determined that they did not qualify as separate units of accounting for purposes of recognizing revenue. The multiple deliverables are not separate units of accounting because Nissan North America has not delineated specific amounts of the revenue to particular elements of the agreement and the Company is unable to estimate the fair value or the selling price of the respective deliverables. The Company is required to install the network by December 31, 2013. None of the fast chargers have been installed as of September 30, 2013 and therefore no revenue has been recognized. Nissan reserves the right of full remedies under the law in the event the chargers are not installed by the required deadline.

For the three months and nine months ended September 30, 2013 and 2012 and for the period of September 3, 2009 (inception) through September 30, 2013, the Company recognized $48,303, $0, $86,052, $0 and $91,647, respectively, of grant revenue.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

Stock based awards granted to employees have been appropriately accounted for as required by ASC topic 718 “Compensation – Stock Compensation” (“ASC topic 718”).  Under ASC topic 718 share based awards are valued at fair value on the date of grant, and that fair value is recognized over the requisite service period.  The Company values its stock based awards using the Black-Scholes option valuation model.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of section 505-50-30 of the FASB ASC.  Pursuant to FASB ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.  The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur.  The equity instrument is remeasured each reporting period until a measurement date is reached.

ADVERTISING

The Company expenses non-direct advertising as incurred.  Total advertising expense for the three months and nine months ended September 30, 2013 and 2012, and for the period from September 3, 2009 (inception) through September 30, 2013 was $0, $53, $0 and $128 and $12,124, respectively.

INCOME TAXES

The Company follows Section 740-10-30 of the FASB ASC, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Condensed Consolidated Statements of Operations in the period that includes the enactment date.  The Company has a deferred tax asset for which a full valuation allowance has been applied as the utilization of such tax benefit is not more likely than not at this time

The Company adopted section 740-10-25 of the FASB ASC (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.  Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company has open tax years going back to inception (2009) until 2012 which may be subject to audit.  The Company’s policy is to recognize interest and penalties accrued on uncertain tax positions in interest expense in Company’s Consolidated Statement of Operations.

NET LOSS PER COMMON SHARE

Net loss per common share is computed pursuant to section 260-10-45 of the FASB ASC.  Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period.

At September 30, 2013, the potentially dilutive securities included 48.1 million shares reserved for the convertible preferred stock, and the exercise of outstanding warrants and options which were excluded from the calculation of net loss per share as they are anti-dilutive. At September 30, 2012, the potentially dilutive securities included 37.1 million shares reserved for the conversion of convertible preferred stock, and the exercise of outstanding warrants which were excluded from the calculation of net loss per share as they are anti-dilutive.

COMMITMENTS AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies.  Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the condensed consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying unaudited condensed consolidated financial statements.

2.        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial statements and with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for Form 10-K.

DEVELOPMENT STAGE COMPANY

The Company is a development stage company as defined by ASC 915-10 “Development Stage Entities.” The Company is still devoting substantially all of its efforts on establishing the business and developing revenue generating opportunities through its planned principal operations. In the latter half of 2011, the Company’s principal sales operations began however the Company did not recognize significant revenues during the period. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

LIQUIDITY

Historically, the Company has been dependent on debt and equity raised from individual investors to sustain its operations.  The Company’s product has not been placed in enough locations nor have a sufficient number of plug-in electric vehicles been sold that utilize public charging stations to generate significant revenue.  The Company has incurred losses and used cash for operating activities since inception.  As of December 31, 2012, the Company had an accumulated deficit of $18,940,427.   These conditions raise substantial doubt about its ability to continue as a going concern.  Management plans include seeking additional equity investments, sale of energy tax credits, and institution of a cost reduction plan.  The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and reporting period.  Accordingly, actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents in both the Consolidated Balance Sheets and Consolidated Statement of Cash Flows. The Company has cash on deposits in several financial institutions which, at times, may be in excess of FDIC insurance limits.  Management has deemed this a normal business risk.

EV CHARGING STATIONS

EV Charging Stations represents the depreciable cost of charging devices that have been installed on the premises of participating owner/operator properties.  They are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of three years. Upon sale, replacement or retirement, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Consolidated Statements of Operations.  All purchases of EV charging stations from inception to December 31, 2012 have been from a single vendor.  The Company believes that there are other vendors in the marketplace that could supply the Company with comparable EV charging stations at comparable prices and terms.  The Company held approximately $218,000 and $185,000 in EV charging stations that were not placed in service as of December 31, 2012 and December 31, 2011, respectively. The Company will begin depreciating this equipment when installation is substantially complete. Depreciation expense for the years ended December 31, 2012 and 2011 was $234,364 and $123,934, respectively.

In December 2010, management determined that EV Charging Stations that were previously recorded as inventory would be used for future installations and reclassified $72,768 in inventory to EV Charging Stations.  While the Company’s primary strategy is to earn revenue through the installation and maintenance of EV Charging stations, the Company will sell EV Charging stations on occasion when the opportunity presents itself.

OFFICE AND COMPUTER EQUIPMENT

Office and computer equipment are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of five years. Upon sale or retirement of furniture and fixtures, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in Consolidated Statements of Operations. Depreciation for the years ended December 31, 2012 and 2011 was $11,794 and $9,437, respectively.

AUTOMOBILES

Automobiles are stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over an estimated useful life of five years. Upon sale or retirement of automobiles, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Condensed Consolidated Statements of Operations.  The Company’s electrically-charged enabled automobile was placed in service in May 2012.  Depreciation for the years ended December 31, 2012 and 2011 was $15,292 and $0, respectively.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company has adopted paragraph 360-10-35-17 of the FASB Accounting Standards Codification for its long-lived assets.  The Company’s long-lived assets, which include EV Charging Stations, office and computer equipment and security deposit, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.  Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.  If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.  The Company determined that there were no impairments of long-lived assets as of December 31, 2012 or December 31, 2011.

DISCOUNT ON DEBT

The Company allocated the proceeds received from convertible debt instruments between the underlying debt instruments and has recorded the conversion feature as a liability in accordance with paragraph 815-15-25-1 of the FASB Accounting Standards Codification. The conversion feature and certain other features that are considered embedded derivative instruments, such as a conversion reset provision have been recorded at their fair value within the terms of paragraph 815-15-25-1 of the FASB Accounting Standards Codification as its fair value can be separated from the convertible note and its conversion is independent of the underlying note value. The conversion liability is marked to market each reporting period with the resulting gains or losses shown on the Consolidated Statements of Operations for the year ended December 31, 2011.  The conversion feature associated with the convertible debt outstanding as of December 31, 2012 does not contain a reset provision and is amortized over the term of the convertible debt.

DERIVATIVE INSTRUMENTS

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 810-10-05-4 of the FASB Accounting Standards Codification and paragraph 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the Statement of Operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, deposits and advanced commissions, prepaid expenses, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company’s convertible notes payable approximates the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement at December 31, 2012 and 2011.

The Company revalues its derivative liability at every reporting period and recognizes gains or losses in the consolidated statement of operations that are attributable to the change in the fair value of the derivative liability.  The Company has no other assets or liabilities measured at fair value on a recurring basis.

REVENUE RECOGNITION

The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition.  The Company will recognize revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.  Accordingly, when a customer completes use of a charging station, the service can be deemed rendered and revenue may be recognized.

Governmental grants and rebates pertaining to revenues and expenses are recognized as income when the related revenue and/or expense are recorded.  Government grants and rebates related to EV charging stations and their installation are deferred and amortized in a manner consistent with the related depreciation expense of the related asset over their useful lives.  The Company received a grant and a rebate totaling $59,988 to defray the cost of equipment and installation of 13 charging stations during 2012 from two governmental entities. The rebate and grant are deferred and amortized in a manner consistent with the depreciation expense of the related assets over their useful lives. As a result the Company amortized $5,595 into revenue during the year ended December 31, 2012.

RECLASSIFICATION

During the year ended December 31, 2011, management revised the Company’s operating plan in response to customer requests to purchase charging stations that would be provided and serviced by the Company.  Management believes that this type of sales activity will continue and will continue to function as a reseller of charging stations.  Accordingly, a sale of equipment that was classified in other income (expense) in the second quarter was reclassified to sales revenue.  Certain operating expenses incurred during 2011 have been reclassified to conform with the 2012 presentation.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

The Company accounts for equity instruments issued to employees and directors pursuant to paragraphs 718-10-30-6 of the FASB Accounting Standards Codification, whereby all transactions in which services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more readily measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probably that performance will occur.

The Company’s policy is to recognize compensation cost for awards with service conditions and when applicable a graded vesting schedule on a straight-line basis over the requisite service period for the entire award.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of section 505-50-30 of the FASB Accounting Standards Codification (“FASB ASC Section 505-50-30”).  Pursuant to FASB ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.  The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur.

ADVERTISING

The Company expenses non-direct advertising as incurred.  Total advertising expense for the years ending December 31, 2012 and 2011was $143 and $4,965, respectively.

INCOME TAXES

The Company follows Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25.addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.  Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.  The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.

NET LOSS PER COMMON SHARE

Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification.  Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.  Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period.

The following table shows the number of potentially outstanding dilutive shares excluded from the diluted net loss per share calculation for the year ended December 31, 2012 and 2011, as they were anti-dilutive.

	2012	2011

Convertible notes	55,899	1,500,000

Preferred stock issued	25,000,000	25,000,000

Warrants	10,354,738	10,918,169

Options	36,885	-
Total Potential Dilutive Shares	35,447,522	37,418,169

COMMITMENTS AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies.  Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

CASH FLOWS REPORTING

The Company adopted paragraph 230-10-45-24 of the FASB Accounting Standards Codification for cash flows reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method (“Indirect method”) as defined by paragraph 230-10-45-25 of the FASB Accounting Standards Codification to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments.

SUBSEQUENT EVENTS

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements were issued.  Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

There have been no accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2012 that are expected to have a material impact on the Company’s financial position, results of operations or cash flows. Accounting pronouncements that became effective during the year ended December 31, 2012 did not have a material impact on disclosures or on the Company’s financial position, results of operations or cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.